Acquisitions (Tables)	12 Months Ended
Dec. 31, 2019
Schedule of Sale of Subsidiary

During the year ended December 31, 2018, the Company recorded a loss of $456,169 related to the sale of CTI, as follows:

Cash	$(1,973)
Accounts receivable, net	(84,653)
Accounts receivable from CTI	(429,171)
Property and equipment, net	(2,912)
Intangible assets, net	(13,086)
Loans receivable from related party, net	(2,387)
Security deposits and other assets	(300)
Accounts payable and accrued expenses	133,930
Deferred revenue	8,110
Net fair value of assets and liabilities sold	(392,442)
Accumulated deficit	8,272
Subtotal	(384,170)
Non-controlling interest	(71,999)
Loss on sale of CTI	$(456,169)

Midtown Acquisition [Member]
Schedule of Supplemental Proforma Acquired Franchisee Store

The unaudited pro-forma financial information in the table below summarizes the combined results of operations of the Company and the Midtown franchisee store as though the acquisition had occurred as of January 1, 2018. The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

	Pro Forma (Unaudited) For the Year Ended December 31,
	2019	2018
Revenues	$5,822,310	$7,190,901
Restaurant operating expenses	4,740,650	5,686,319
Total cost and expenses	9,405,961	10,681,544
Loss from Operations	(3,583,651)	(3,490,643)

Bronx Acquisition [Member]
Schedule of Supplemental Proforma Acquired Franchisee Store

The unaudited pro-forma financial information in the table below summarizes the combined results of operations of the Company and the Bronx franchisee store as though the acquisition had occurred as of January 1, 2018. The pro forma financial information as presented below is for informational purposes only and is not necessarily indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of the earliest period presented, nor does it intend to be a projection of future results.

	Pro Forma (Unaudited) For the Year Ended December 31,
	2019	2018
Revenues	$6,045,035	$7,434,802
Restaurant operating expenses	4,912,302	5,867,535
Total cost and expenses	9,577,613	10,862,760
Loss from Operations	(3,532,578)	(3,427,958)